Long-term debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt [Abstract]
Bank loans and notes
	2014	2015
Commerzbank $120,000 and $26,000 facilities	$74,680	$44,417
Credit Agricole Corporate and Investment Bank $70,000 facility	54,968	51,028
ABN AMRO Bank N.V. $31,000 facility	12,800	-
HSH Nordbank AG $64,500 facility	29,600	22,047
HSH Nordbank AG $35,000 facility	33,187	30,771
Deutsche Bank AG $39,000 facility	36,660	33,540
ABN $87,458 Facility	76,689	55,158
Deutsche Bank $85,000 Facility	82,708	77,042
HSBC $86,600 Facility	83,490	77,270
CEXIM $57,360 Facility	-	-
HSBC $20,000 Dioriga Facility	19,300	17,900
NIBC $32,000 Facility	-	29,966
BNP $32,480 Facility	32,480	30,331
Excel Vessel Bridge Facility	56,161	-
DVB $24,750 Facility	24,750	21,150
Excel Vessel CiT Facility	30,000	-
Sinosure Facility	-	52,165
Citi Facility	51,478	80,554
Heron Vessels Facility	24,567	21,589
DNB $120,000 Facility	88,275	98,051
DVB $31,000 Facility	-	27,727
DNB-SEB-CEXIM $227,500 Facility	-	91,032
8.00% 2019 Notes	50,000	50,000
	$861,793	$911,738

Long-term debt, Principal payments
Years	Amount
December 31, 2016	$112,873
December 31, 2017	87,826
December 31, 2018	184,886
December 31, 2019	326,573
December 31, 2020	53,620
December 31, 2021 and thereafter	145,960
Total (including 8.00% 2019 Notes)	$911,738
Excluding 8.00% 2019 Notes	50,000
Total Long term debt	$861,738

Interest and finance costs

	2013	2014	2015
Interest on long term debt	$6,786	$15,362	$35,969
Less: Interest capitalized	(633)	(7,838)	(12,079)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income	—	1,055	2,416
Amortization of deferred finance charges	522	681	2,732
Other bank and finance charges	139	315	623
Interest and finance costs	$6,814	$9,575	$29,661